Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	R$ 18,822.3	R$ 19,153.8
Property, plant and equipment, final balance	20,097.0	18,822.3
Property, plant and equipment, beginning balance	(18,822.3)	(19,153.8)
Property, plant and equipment, final balance	(20,097.0)	(18,822.3)
Property, plant and equipment, final balance	18,822.3	18,822.3
Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	6,376.0	6,052.0
Property, plant and equipment, final balance	7,344.1	6,376.0
Property, plant and equipment, beginning balance	(6,376.0)	(6,052.0)
Property, plant and equipment, final balance	(7,344.1)	(6,376.0)
Property, plant and equipment, final balance	6,376.0	6,376.0
Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	9,565.1	9,689.0
Property, plant and equipment, final balance	9,825.3	9,565.1
Property, plant and equipment, beginning balance	(9,565.1)	(9,689.0)
Property, plant and equipment, final balance	(9,825.3)	(9,565.1)
Property, plant and equipment, final balance	9,565.1	9,565.1
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,623.3	1,672.1
Property, plant and equipment, final balance	1,505.5	1,623.3
Property, plant and equipment, beginning balance	(1,623.3)	(1,672.1)
Property, plant and equipment, final balance	(1,505.5)	(1,623.3)
Property, plant and equipment, final balance	1,623.3	1,623.3
Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,257.9	1,740.7
Property, plant and equipment, final balance	1,422.1	1,257.9
Property, plant and equipment, beginning balance	(1,257.9)	(1,740.7)
Property, plant and equipment, final balance	(1,422.1)	(1,257.9)
Property, plant and equipment, final balance	1,257.9	1,257.9
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	39,835.1	37,419.4
Effect of movements in foreign exchange	(27.7)	18.7
Effect of application of IAS 29 (hyperinflation)	3,589.1
Acquisition through exchange transaction of shareholdings	197.9
Acquisitions	3,520.5	3,175.5
Disposals and write-off	(1,416.6)	(706.8)
Transfer to other asset categories	(162.8)	(310.9)
Others	8.0	35.0
Property, plant and equipment, final balance	45,543.5	39,835.1
Property, plant and equipment, beginning balance	(39,835.1)	(37,419.4)
Effect of application of IAS 29 (hyperinflation)	(3,589.1)
Disposals and write-off	1,416.6	706.8
Property, plant and equipment, final balance	(45,543.5)	(39,835.1)
Property, plant and equipment, final balance	39,835.1	39,835.1
Business combinations		204.2
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	8,961.9	8,330.2
Effect of movements in foreign exchange	118.6	3.1
Effect of application of IAS 29 (hyperinflation)	630.0
Acquisition through exchange transaction of shareholdings	99.7
Acquisitions	18.8	10.2
Disposals and write-off	(39.2)	(25.9)
Transfer to other asset categories	585.0	415.4
Others
Property, plant and equipment, final balance	10,374.8	8,961.9
Property, plant and equipment, beginning balance	(8,961.9)	(8,330.2)
Effect of application of IAS 29 (hyperinflation)	(630.0)
Disposals and write-off	39.2	25.9
Property, plant and equipment, final balance	(10,374.8)	(8,961.9)
Property, plant and equipment, final balance	8,961.9	8,961.9
Business combinations		228.9
Gross carrying amount [member] | Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	24,538.8	22,764.3
Effect of movements in foreign exchange	(52.7)	34.6
Effect of application of IAS 29 (hyperinflation)	2,301.5
Acquisition through exchange transaction of shareholdings	97.9
Acquisitions	574.6	626.1
Disposals and write-off	(1,007.8)	(555.5)
Transfer to other asset categories	1,595.7	1,657.8
Others	8.0	36.2
Property, plant and equipment, final balance	28,056.0	24,538.8
Property, plant and equipment, beginning balance	(24,538.8)	(22,764.3)
Effect of application of IAS 29 (hyperinflation)	(2,301.5)
Disposals and write-off	1,007.8	555.5
Property, plant and equipment, final balance	(28,056.0)	(24,538.8)
Property, plant and equipment, final balance	24,538.8	24,538.8
Business combinations		(24.7)
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	5,076.5	4,584.2
Effect of movements in foreign exchange	(110.8)	(27.3)
Effect of application of IAS 29 (hyperinflation)	566.6
Acquisition through exchange transaction of shareholdings	0.1
Acquisitions	141.0	171.8
Disposals and write-off	(369.6)	(125.4)
Transfer to other asset categories	386.8	473.2
Others
Property, plant and equipment, final balance	5,690.6	5,076.5
Property, plant and equipment, beginning balance	(5,076.5)	(4,584.2)
Effect of application of IAS 29 (hyperinflation)	(566.6)
Disposals and write-off	369.6	125.4
Property, plant and equipment, final balance	(5,690.6)	(5,076.5)
Property, plant and equipment, final balance	5,076.5	5,076.5
Business combinations
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	1,257.9	1,740.7
Effect of movements in foreign exchange	17.2	8.3
Effect of application of IAS 29 (hyperinflation)	91.0
Acquisition through exchange transaction of shareholdings	0.2
Acquisitions	2,786.1	2,367.4
Disposals and write-off
Transfer to other asset categories	(2,730.3)	(2,857.3)
Others		(1.2)
Property, plant and equipment, final balance	1,422.1	1,257.9
Property, plant and equipment, beginning balance	(1,257.9)	(1,740.7)
Effect of application of IAS 29 (hyperinflation)	(91.0)
Disposals and write-off
Property, plant and equipment, final balance	(1,422.1)	(1,257.9)
Property, plant and equipment, final balance	1,257.9	1,257.9
Business combinations
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	21,012.8	18,265.6
Effect of movements in foreign exchange	(129.6)	(116.7)
Effect of application of IAS 29 (hyperinflation)	1,908.8
Disposals and write-off	(1,351.7)	(654.3)
Transfer to other asset categories	(30.7)	33.0
Others	4.0	7.8
Property, plant and equipment, final balance	25,446.5	21,012.8
Property, plant and equipment, beginning balance	(21,012.8)	(18,265.6)
Effect of application of IAS 29 (hyperinflation)	(1,908.8)
Depreciation	(3,540.3)	(3,200.4)
Impairment losses	(180.0)	(125.2)
Disposals and write-off	1,351.7	654.3
Property, plant and equipment, final balance	(25,446.5)	(21,012.8)
Property, plant and equipment, final balance	21,012.8	21,012.8
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	2,585.9	2,278.2
Effect of movements in foreign exchange	(39.7)	(12.1)
Effect of application of IAS 29 (hyperinflation)	110.7
Disposals and write-off	(68.8)	(5.3)
Transfer to other asset categories	1.1	(1.9)
Others
Property, plant and equipment, final balance	3,030.7	2,585.9
Property, plant and equipment, beginning balance	(2,585.9)	(2,278.2)
Effect of application of IAS 29 (hyperinflation)	(110.7)
Depreciation	(327.9)	(299.0)
Impairment losses	(36.4)
Disposals and write-off	68.8	5.3
Property, plant and equipment, final balance	(3,030.7)	(2,585.9)
Property, plant and equipment, final balance	2,585.9	2,585.9
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	14,973.7	13,075.3
Effect of movements in foreign exchange	(141.0)	(104.9)
Effect of application of IAS 29 (hyperinflation)	1,366.7
Disposals and write-off	(945.3)	(539.5)
Transfer to other asset categories	(33.5)	29.7
Others	4.0	7.8
Property, plant and equipment, final balance	18,230.7	14,973.7
Property, plant and equipment, beginning balance	(14,973.7)	(13,075.3)
Effect of application of IAS 29 (hyperinflation)	(1,366.7)
Depreciation	(2,504.3)	(2,245.5)
Impairment losses	(160.8)	(125.0)
Disposals and write-off	945.3	539.5
Property, plant and equipment, final balance	(18,230.7)	(14,973.7)
Property, plant and equipment, final balance	14,973.7	14,973.7
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance	3,453.2	2,912.1
Effect of movements in foreign exchange	51.1	0.3
Effect of application of IAS 29 (hyperinflation)	431.4
Disposals and write-off	(337.6)	(109.5)
Transfer to other asset categories	1.7	5.2
Others
Property, plant and equipment, final balance	4,185.1	3,453.2
Property, plant and equipment, beginning balance	(3,453.2)	(2,912.1)
Effect of application of IAS 29 (hyperinflation)	(431.4)
Depreciation	(708.1)	(655.9)
Impairment losses	17.2	(0.2)
Disposals and write-off	337.6	109.5
Property, plant and equipment, final balance	(4,185.1)	(3,453.2)
Property, plant and equipment, final balance	3,453.2	3,453.2
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment, beginning balance
Effect of movements in foreign exchange
Effect of application of IAS 29 (hyperinflation)
Disposals and write-off
Transfer to other asset categories
Others
Property, plant and equipment, final balance
Property, plant and equipment, beginning balance
Effect of application of IAS 29 (hyperinflation)
Depreciation
Impairment losses
Disposals and write-off
Property, plant and equipment, final balance
Property, plant and equipment, final balance